Long-Term Investments	6 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
Long-term investments

Note 8 — Long-term investments

Long-term investments consist of the following:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
19.0% Investment (1 company)	991,490	980,518	143,963
10 % Investment (1 company)	158,452	158,452	23,263
9.0 % Investment (2 company in the AR and virtual reality (“VR”) areas)	8,689,076	8,689,076	1,275,760
5.0 % Investment (23 companies in the AR, VR and digital marketing areas)	538,947	538,947	79,130
4.0 % Investment (13 companies in the AR, VR, 3D animation and software areas)	268,387	268,387	39,406
3.5 % Investment (2 companies in the AR and VR areas)	336,123	336,123	49,351
3.0 % Investment (5 companies in the AR, VR and 3D animation areas)	43,487	43,487	6,385
2.0 % Investment (3 companies in the AR, VR, 3D animation and software areas)	16,616	16,616	2,440
1.0 % Investment (12 companies in the AR, VR, 3D animation, hardware and software areas)	178,011	178,011	26,136
Total	11,220,589	11,209,617	1,645,834

During the year/period ended December 31, 2025 and June 30, 2026 , the Company made no additions to long-term investments. For the period ended June 30, 2026, the amount of long-term investments decreased by RMB 10,972(USD 1,611).